UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017

13F File Number: 28-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky             New York, New York          February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]               [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       140

Form 13F Information Table Value Total:   $ 636,922
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number             Name

1             28-10748                         Oppenheimer Asset Management Inc.
----          --------------------             ---------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                              Q4 2005

                                                          VALUE       SHRS/      SH/  PUT/  INVSMT  OTHR       VOTING AUTHORITY
         ISSUER NAME           TITLE OF CLASS     CUSIP   (X $1,000)  PRN AMT    PRN  CALL  DISCTN  MGRS  SOLE       SHRED      NONE
ACTIVISION  INC NEW           COM NEW          004930202         329     23,974  SH         SOLE             23,974
ACTIVISION  INC NEW           COM NEW          004930202       4,310    313,650  SH         SHARED    1                313,650
ACCENTURE LTD BERMUDA         CLA              G1150G111         557     19,310  SH         SOLE             19,310
ACCENTURE LTD BERMUDA         CLA              G1150G111       7,304    252,990  SH         SHARED    1                252,990
ALCATEL                       SPONSORED ADR    013904305         430     34,650  SH         SOLE             34,650
ALCATEL                       SPONSORED ADR    013904305       5,622    453,400  SH         SHARED    1                453,400
AMERICAN TOWER CORP           CLA              029912201       1,033     38,110  SH         SOLE             38,110
AMERICAN TOWER CORP           CLA              029912201      13,516    498,740  SH         SHARED    1                498,740
ANDREW CORP                   COM              034425108         372     34,640  SH         SOLE             34,640
ANDREW CORP                   COM              034425108       4,865    453,410  SH         SHARED    1                453,410
APRIA HEALTHCARE GROUP INC    COM              037933108         609     25,240  SH         SOLE             25,240
APRIA HEALTHCARE GROUP INC    COM              037933108       7,626    316,320  SH         SHARED    1                316,320
ARM HLDGS PLC                 SPONS ADR        042068106         876    141,100  SH         SOLE            141,100
ARM HLDGS PLC                 SPONS ADR        042068106      11,469  1,846,850  SH         SHARED    1              1,846,850
ATHEROS COMMUNICATIONS INC    COM NEW          04743P108         300     23,070  SH         SOLE             23,070
ATHEROS COMMUNICATIONS INC    COM NEW          04743P108       3,925    301,930  SH         SHARED    1                301,930
AVAYA INC                     COM              053499109         865     81,090  SH         SOLE             81,090
AVAYA INC                     COM              054499109      11,324  1,061,260  SH         SHARED    1              1,061,260
ADC TELECOMMUNICATIONS        COM NEW          000886309         481     21,570  SH         SOLE             21,570
ADC TELECOMMUNICATIONS        COM NEW          000886309       6,305    282,460  SH         SHARED    1                282,460
BROADCOM CORP                 CLA              111320107       1,661     35,228  SH         SOLE             35,228
BROADCOM CORP                 CLA              111320107      21,756    461,417  SH         SHARED    1                461,417
CADENCE DESIGN SYSTEM INC     NOTE 8/1         127387AB4       1,960  1,730,000  PRN        SOLE          1,730,000          0
CEPHALON INC                  NOTE 6/1         156708AK5       1,391  1,200,000  PRN        SOLE          1,200,000          0
CHESAPEAKE ENERGY CORP        COM              165167107         715     22,540  SH         SOLE             22,540
CHESAPEAKE ENERGY CORP        COM              165167107       9,357    294,900  SH         SHARED    1                294,900
CHINA TECHFAITH WIR COMM      SPONSORED ADR    169424108         651     48,210  SH         SOLE             48,210
CHINA TECHFAITH WIR COMM      SPONSORED ADR    169424108       8,525    631,470  SH         SHARED    1                631,470
CONEXANT SYSTEMS INC          COM              207142100         281    124,140  SH         SOLE            124,140
CONEXANT SYSTEMS INC          COM              207142100       3,675  1,626,215  SH         SHARED    1              1,626,215
COMMSCOPE INC                 SDCV 1.000% 3/1  203372AD9       1,033  1,000,000  PRN        SOLE          1,000,000          0
COSTCO WH CORP NEW            COM              22160K105         973     19,660  SH         SOLE             19,660
COSTCO WH CORP NEW            COM              22160K105      12,742    257,580  SH         SHARED    1                257,580
CISCO SYS INC                 COM              17275R102         607     35,470  SH         SOLE             35,470
CISCO SYS INC                 COM              17275R102       7,953    464,530  SH         SHARED    1                464,530
DOLBY LABORATORIES INC        COM              25659T107         791     46,413  SH         SOLE             46,413
DOLBY LABORATORIES INC        COM              25659T107      10,365    607,922  SH         SHARED    1                607,922
DST SYS INC DEL               COM              233326107         415      6,930  SH         SOLE              6,930
DST SYS INC DEL               COM              233326107       5,433     90,690  SH         SHARED    1                 90,690
EBAY INC                      COM              278642103       1,190     27,530  SH         SOLE             27,530
EBAY INC                      COM              278642103      15,585    360,600  SH         SHARED    1                360,600
FREESCALE SEMICONDUCTOR INC   COM CLA          35687M107       1,695     67,290  SH         SOLE             67,290
FREESCALE SEMICONDUCTOR INC   COM CLA          35687M107      22,206    881,550  SH         SHARED    1                881,550
GENUINE PARTS CO              COM              372460105         392      8,930  SH         SOLE              8,930
GENUINE PARTS CO              COM              372460105       4,948    112,660  SH         SHARED    1                112,660
HEWLETT PACKARD CO            COM              428236103       1,775     62,010  SH         SOLE             62,010
HEWLETT PACKARD CO            COM              428236103      23,259    812,400  SH         SHARED    1                812,400
ISHARES INC                   MSCI KOREA       464286772         955     21,350  SH         SOLE             21,350
ISHARES INC                   MSCI KOREA       464286772      12,506    279,460  SH         SHARED    1                279,460
INVITROGEN CORP               NOTE 1.500% 2/1  46185RAK6       1,099  1,300,000  PRN        SOLE          1,300,000          0
ITT INDS INC IND              COM              450911102         653      6,350  SH         SOLE              6,350
ITT INDS INC IND              COM              450911102       8,184     79,600  SH         SHARED    1                 79,600
JABIL CIRCUIT INC             COM              466313103         701     18,890  SH         SOLE             18,890
JABIL CIRCUIT INC             COM              466313103       9,180    247,510  SH         SHARED    1                247,510
JDS UNIPHASE CORP             COM              46612J101         164     69,290  SH         SOLE             69,290
JDS UNIPHASE CORP             COM              46612J101       2,140    906,810  SH         SHARED    1                906,810
JUNIPER NETWORKS INC          COM              48203R104         539     24,150  SH         SOLE             24,150
JUNIPER NETWORKS INC          COM              48203R104       7,053    316,290  SH         SHARED    1                316,290
LABORATORY CRP AMER HLDGS     COM NEW          50540R409         448      8,320  SH         SOLE              8,320
LABORATORY CRP AMER HLDGS     COM NEW          50540R409       5,859    108,810  SH         SHARED    1                108,810
LAIDLAW INTL INC              COM              50730R102         311     13,400  SH         SOLE             13,400
LAIDLAW INTL INC              COM              50730R102       4,074    175,370  SH         SHARED    1                175,370
LAM RESEARCH CORP             COM              512807108       1,378     38,620  SH         SOLE             38,620
LAM RESEARCH CORP             COM              512807108      18,049    505,850  SH         SHARED    1                505,850
LINEAR TECHNOLOGY CORP        COM              535678106       1,441     39,940  SH         SOLE             39,940
LINEAR TECHNOLOGY CORP        COM              535678106      18,869    523,110  SH         SHARED    1                523,110
MAGMA DESIGN AUTOMATION       COM              559181102         217     25,770  SH         SOLE             25,770
MAGMA DESIGN AUTOMATION       COM              559181102       2,836    337,209  SH         SHARED    1                337,209
MCKESSON CORP                 COM              58155Q103         983     19,050  SH         SOLE             19,050
MCKESSON CORP                 COM              58155Q103      12,865    249,370  SH         SHARED    1                249,370
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105         780     13,914  SH         SOLE             13,914
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105      10,217    182,145  SH         SHARED    1                182,145
MEDICIS PHARMACEUTICAL CORP   NOTE 1.500% 6/0  584690AB7       1,195  1,230,000  PRN        SOLE          1,230,000
MICREL INC                    COM              594793101         229     19,740  SH         SOLE             19,740
MICREL INC                    COM              594793101       2,883    248,730  SH         SHARED    1                248,730
MONOLITHIC POWER SYS INC      COM              609839105         171     11,386  SH         SOLE             11,386
MONOLITHIC POWER SYS INC      COM              609839105       2,152    143,554  SH         SHARED    1                143,554
MEDCOHEALTH SOLUTIONS INC     COM              58405U102         600     10,760  SH         SOLE             10,760
MEDCOHEALTH SOLUTIONS INC     COM              58405U102       7,570    135,670  SH         SHARED    1                135,670
MICROMUSE INC                 COM              595094103         305     30,810  SH         SOLE             30,810
MICROMUSE INC                 COM              595094103       3,988    403,220  SH         SHARED    1                403,220
MONSANTO CO NEW               COM              61166W101         802     10,340  SH         SOLE             10,340
MONSANTO CO NEW               COM              61166W101      10,503    135,470  SH         SHARED    1                135,470
NATIONAL SEMICONDUCTOR CORP   COM              637640103         277     10,650  SH         SOLE             10,650
NATIONAL SEMICONDUCTOR CORP   COM              637640103       3,620    139,350  SH         SHARED    1                139,350
NOKIA CORP                    SPONSORED ADR    654902204         507     27,710  SH         SOLE             27,710
NOKIA CORP                    SPONSORED ADR    654902204       6,638    362,730  SH         SHARED    1                362,730
ORACLE CORP                   COM              68389X105       1,013     82,950  SH         SOLE             82,950
ORACLE CORP                   COM              68389X105      13,268  1,086,610  SH         SHARED    1              1,086,610
PARAMETRIC TECHNOLOGY CORP    COM              699173100         594     97,430  SH         SOLE             97,430
PARAMETRIC TECHNOLOGY CORP    COM              699173100       7,785  1,276,280  SH         SHARED    1              1,276,280
PEROT SYS CORP                CLA              714265105         380     26,900  SH         SOLE             26,900
PEROT SYS CORP                CLA              714265105       4,796    339,190  SH         SHARED    1                339,190
POWERWAVE TECHNOLOGIES INC    COM              739363109         744     59,160  SH         SOLE             59,160
POWERWAVE TECHNOLOGIES INC    COM              739363109       9,734    774,360  SH         SHARED    1                774,360
QUALCOMM INC                  COM              747525103       1,799     41,770  SH         SOLE             41,770
QUALCOMM INC                  COM              747525103      23,555    546,780  SH         SHARED    1                546,780
QUEST SOFTWARE INC            COM              74834T103         506     34,650  SH         SOLE             34,650
QUEST SOFTWARE INC            COM              74834T103       6,615    453,400  SH         SHARED    1                453,400
RCN CORP                      COM NEW          749361200         505     21,530  SH         SOLE             21,530
RCN CORP                      COM NEW          749361200       6,363    271,350  SH         SHARED    1                271,350
SANDISK CORP                  COM              80004C101         870     13,852  SH         SOLE             13,852
SANDISK CORP                  COM              80004C101      11,393    181,358  SH         SHARED    1                181,358
SATYAM COMPUTER SERVICES LTD  ADR              804098101         710     19,400  SH         SOLE             19,400
SATYAM COMPUTER SERVICES LTD  ADR              804098101       9,291    253,910  SH         SHARED    1                253,910
SINA CORP                     ORD              G81477104         281     11,620  SH         SOLE             11,620
SINA CORP                     ORD              G81477104       3,675    152,120  SH         SHARED    1                152,120
SEAGATE TECHNOLOGY            SHS              G7945J104         718     35,930  SH         SOLE             35,930
SEAGATE TECHNOLOGY            SHS              G7945J104       9,399    470,181  SH         SHARED    1                470,181
SUNTECH PWR HLDGS CO LTD      ADR              86800C104         595     21,830  SH         SOLE             21,830
SUNTECH PWR HLDGS CO LTD      ADR              86800C104       7,784    285,640  SH         SHARED    1                285,640
SYNAPTICS INC                 COM              87157D109         974     39,400  SH         SOLE             39,400
SYNAPTICS INC                 COM              87157D109      12,750    515,782  SH         SHARED    1                515,782
TAKE-TWO INTERACTIVE SOFTWRE  COM              874054109         250     14,110  SH         SOLE             14,110
TAKE-TWO INTERACTIVE SOFTWRE  COM              874054109       3,273    184,910  SH         SHARED    1                184,910
TESSERA TECHNOLOGIES INC      COM              88164L100         266     10,275  SH         SOLE             10,275
TESSERA TECHNOLOGIES INC      COM              88164L100       3,481    134,655  SH         SHARED    1                134,655
TEXAS INSTRS INC              COM              882508104       1,240     38,670  SH         SOLE             38,670
TEXAS INSTRS INC              COM              882508104      16,229    506,060  SH         SHARED    1                506,060
T-HQ INC                      COM NEW          872443403         529     22,189  SH         SOLE             22,189
T-HQ INC                      COM NEW          872443403       6,925    290,376  SH         SHARED    1                290,376
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR    874039100         386     39,000  SH         SOLE             39,000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR    874039100       5,064    511,000  SH         SHARED    1                511,000
TRIDENT MICROSYSTEMS INC      COM              895919108           2        218  SH    PUT  SOLE                218
TRIDENT MICROSYSTEMS INC      COM              895919108          21      2,782  SH    PUT  SHARED    1                  2,782
TYCO INTL LTD NEW             COM              902124106         512     17,730  SH         SOLE             17,730
TYCO INTL LTD NEW             COM              901124106       6,703    232,270  SH         SHARED    1                232,270
VOLTERRA SEMICONDUCTOR CORP   COM              928708106         328     21,880  SH         SOLE             21,880
VOLTERRA SEMICONDUCTOR CORP   COM              928708106       4,297    286,472  SH         SHARED    1                286,472
VARIAN SEMICONDUCTOR EQUIPMN  COM              922207105         625     14,220  SH         SOLE             14,220
VARIAN SEMICONDUCTOR EQUIPMN  COM              922207105       8,166    185,890  SH         SHARED    1                185,890
WELLPOINT INC                 COM              94973V107         582      7,290  SH         SOLE              7,290
WELLPOINT INC                 COM              94973V107       7,328     91,840  SH         SHARED    1                 91,840
WILLIAMS SONOMA INC           COM              969904101         628     14,550  SH         SOLE             14,550
WILLIAMS SONOMA INC           COM              969904101       8,217    190,430  SH         SHARED    1                190,430
WIND RIVER SYS INC            COM              973149107         693     46,890  SH         SOLE             46,890
WIND RIVER SYS INC            COM              973149107       9,074    614,370  SH         SHARED    1                614,370
XILINX INC                    COM              983919101         614     24,360  SH         SOLE             24,360
XILINX INC                    COM              983919101       8,044    319,070  SH         SHARED    1                319,070
WATSON PHARMACEUTICALS INC    DBCV 1.750% 3/1  942683AC7         955  1,000,000  PRN        SOLE          1,000,000

                              TOTAL                          636,922
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